Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

Note 6. Income Taxes

The income tax benefit consisted of the following for the years ended December 31, 2015 and December 31, 2014:

	2015	2014
Federal	$-	$-
State	(488,933)	(616,872)
Income tax benefit	$(488,933)	$(616,872)

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2015 and 2014 are as follows:

	2015	2014
Net operating loss carry forwards	$31,216,000	$29,594,000
Orphan drug and research and development credit carry forwards	4,909,000	3,556,000
Equity based compensation	1,923,000	2,049,000
Intangibles	2,090,000	2,140,000
Total	40,138,000	37,339,000
Valuation allowance	(40,138,000)	(37,339,000)
Net deferred tax assets	$-	$-

The Company has gross NOLs at December 31, 2015 of approximately $90,891,000 for federal tax purposes and approximately $5,273,000 of New Jersey NOL carry forwards remaining after the sale of unused net operating loss carry forwards, portions of which will begin to expire in 2018. In addition, the Company has $4,909,000 of various tax credits which expire from 2018 to 2034. The Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carry forwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. Federal jurisdiction, and various state and local jurisdictions. During the years ended December 31, 2015 and 2014, in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused net operating loss carryforwards to other New Jersey-based corporate taxpayers, the Company sold New Jersey net operating loss carryforwards, resulting in the recognition of $488,933 and $616,872 of income tax benefit, net of transaction costs, respectively. There can be no assurance as to the continuation or magnitude of this program in the future.

Reconciliations of the difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Income tax loss at federal statutory rate	(34.00)%	(34.00)%
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)	(6.00)
Subtotal	(40.00)	(40.00)
Valuation allowance	34.12	31.58
Income tax benefit	(5.88)%	(8.42)%